Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts payable	$ 11,575	$ 6,452
Preferred stock shares authorized		14,647,823
Preferred stock, liquidation preference, value		$ 65,004
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	600,000,000	23,500,000
Common stock shares issued	35,255,013	4,678,950
Common stock shares outstanding	35,255,013	4,678,950
Zapata Computing, Inc. [Member]
Accounts payable		$ 6,452	$ 1,421
Preferred stock shares authorized		14,647,823	14,647,823
Preferred stock, liquidation preference, value		$ 65,004	$ 65,004
Common stock par or stated value per share		$ 0.0001	$ 0.0001
Common stock shares authorized		23,500,000	23,500,000
Common stock shares issued		4,678,950	4,658,184
Common stock shares outstanding		4,678,950	4,658,184
Related Party [Member]
Accounts receivable	$ 2,235	$ 829
Accounts payable	$ 4,083	$ 1,500
Convertible Preferred Stock [Member]
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	0	14,647,823
Preferred stock shares issued	0	13,001,114
Preferred stock shares outstanding	0	13,001,114
Convertible Preferred Stock [Member] | Zapata Computing, Inc. [Member]
Preferred stock par or stated value per share		$ 0.0001	$ 0.0001
Preferred stock shares authorized		14,647,823	14,647,823
Preferred stock shares issued		13,001,114	13,001,114
Preferred stock shares outstanding		13,001,114	13,001,114
Preferred stock, liquidation preference, value		$ 65,004	$ 65,004